INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES	NOTE 5 - INVENTORIES Summaries of inventories are as follows:
	December 31,
	2011	2010

Commercial vehicles	$1,719	$826
Parts and accessories	810	586
Total	$2,529	$1,412